Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity File Number	000-56170
Entity Registrant Name	Blockchain of Things, Inc.
Entity Central Index Key	0001813793
Entity Tax Identification Number	47-5080120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 North Miami Avenue
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33127
City Area Code	(646)
Local Phone Number	926-2268
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false